Opus Small Cap Value ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Basic Materials - 2.8%
Hawkins, Inc.	113,005	$ 14,468,030
United States Lime & Minerals, Inc.	50,561	5,576,879
		20,044,909

Communications - 2.0%
A10 Networks, Inc.	482,482	14,266,993

Consumer, Cyclical - 13.0%
Allison Transmission Holdings, Inc.	69,895	8,005,773
Boyd Gaming Corp.	128,798	10,955,558
Copa Holdings SA - Class A	70,306	9,928,613
Gildan Activewear, Inc.	168,138	9,311,482
KB Home	205,849	11,315,520
PriceSmart, Inc.	86,140	16,703,407
Texas Roadhouse, Inc.	102,561	21,070,132
Winmark Corp.	12,789	4,265,132
		91,555,617

Consumer, Non-cyclical - 8.4%
Chemed Corp.	28,769	15,312,300
Encompass Health Corp.	135,190	15,015,553
Ensign Group, Inc.	98,302	17,513,485
Service Corp. International	128,733	11,095,497
		58,936,835

Energy - 9.7%
Chord Energy Corp.	74,212	10,417,881
DT Midstream, Inc.	50,648	6,989,424
HF Sinclair Corp.	55,734	5,097,989
Kimbell Royalty Partners LP	206,779	3,095,482
Kodiak Gas Services, Inc.	79,424	4,662,983
Northern Oil & Gas, Inc.	308,528	6,525,367
NOV, Inc.	175,336	3,406,778
Range Resources Corp.	234,679	9,420,015
Viper Energy, Inc. - Class A	412,953	18,421,833
		68,037,752

Financial - 39.0% (a)
American Healthcare REIT, Inc.	349,562	19,435,647
Blackstone Digital Infrastructure Trust, Inc. (b)	323,618	6,734,491
EastGroup Properties, Inc.	58,987	12,328,873
Enterprise Financial Services Corp.	249,275	16,529,425
Essential Properties Realty Trust, Inc.	357,310	11,180,230
Four Corners Property Trust, Inc.	187,578	4,801,997
German American Bancorp, Inc.	288,842	14,696,281
Hanover Insurance Group, Inc.	94,638	22,015,638
Hingham Institution For Savings	26,501	7,557,555
Home BancShares, Inc.	407,127	12,649,436
Houlihan Lokey, Inc.	70,334	8,826,214
Ladder Capital Corp.	707,444	6,763,165
Lakeland Financial Corp.	164,546	10,308,807
Mercury General Corp.	84,351	9,035,679

Pathward Financial, Inc.	152,897		13,491,631
Primerica, Inc.	54,948		17,581,162
Seacoast Banking Corp. of Florida	471,611		16,383,766
Stock Yards Bancorp, Inc.	201,074		17,111,397
Terreno Realty Corp.	115,464		8,272,996
Victory Capital Holdings, Inc. - Class A	122,733		12,154,249
West BanCorp, Inc.	433,243		12,152,466
Wintrust Financial Corp.	93,280		14,881,891
			274,892,996

Industrial - 15.4%
AptarGroup, Inc.	67,555		9,049,668
Argan, Inc.	7,422		4,233,732
Donaldson Co., Inc.	56,531		5,327,482
Federal Signal Corp.	64,714		8,086,014
Flowserve Corp.	188,379		14,314,920
Franklin Electric Co., Inc.	73,013		7,645,921
Kadant, Inc.	43,971		13,521,083
Leonardo DRS, Inc.	161,262		7,426,115
Marten Transport Ltd.	213,263		3,154,160
Materion Corp.	37,641		7,936,228
Mueller Industries, Inc.	132,656		8,809,685
Owens Corning	80,546		11,187,839
Zurn Elkay Water Solutions Corp.	149,742		7,563,468
			108,256,315

Technology - 0.8%
Kulicke & Soffa Industries, Inc.	30,146		2,689,023
Silicon Motion Technology Corp. - ADR	11,525		2,922,740
			5,611,763

Utilities - 4.8%
IDACORP, Inc.	67,356		9,625,846
National Fuel Gas Co.	141,683		11,661,928
New Jersey Resources Corp.	212,571		12,305,735
			33,593,509
TOTAL COMMON STOCKS (Cost $584,400,446)			675,196,689

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.60% (c)	28,949,365		28,949,365
TOTAL MONEY MARKET FUNDS (Cost $28,949,365)			28,949,365

TOTAL INVESTMENTS - 100.0% (Cost $613,349,811)			704,146,054
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00036)	(252,850)
TOTAL NET ASSETS - 100.0%			$ 703,893,204

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Opus Small Cap Value ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 675,196,689	$ –	$ –	$ 675,196,689
Money Market Funds	28,949,365	–	–	28,949,365
Total Investments	$ 704,146,054	$ –	$ –	$ 704,146,054

Refer to the Schedule of Investments for further disaggregation of investment categories.